Loss on Disposals and Contingent Consideration - Additional Information (Detail) - USD ($)		6 Months Ended		36 Months Ended	44 Months Ended
	Apr. 29, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 19, 2015	Nov. 04, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposals			$ (166,000,000)
Contingent consideration realized		$ 7,000,000	$ 11,000,000
Seadrill Operating LP [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest (as percent)						42.00%
Contingent consideration arrangements, description		In relation to the sale, we may be entitled to receive a contingent consideration from Seadrill Partners, consisting of (a) any day rates earned by Seadrill Partners in excess of $450,000 per day, adjusted for daily utilization, tax and agency commission for the remainder of the ExxonMobil contract, which completed in December 2017 and (b) 50% of any day rate earned above $450,000 per day, adjusted for daily utilization, tax and agency commission fee after December 2017 until 2025.
Amount to be paid under contingent consideration arrangements, value, low		$ 450,000		$ 450,000	$ 450,000
West Triton West Mischief and West Resolute [Member] | Drilling Unit [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received	$ 225,000,000
Loss on disposals	$ (166,000,000)
West Polaris [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration realized				$ 53,000,000
West Vela [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest (as percent)							49.00%
Contingent consideration realized					$ 45,000,000
West Vela [Member] | Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received							$ 40,000